Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP	12 Months Ended
Dec. 31, 2018
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of reconciliation between net income and partners equity determined under IFRS and U.S. GAAP [Text Block]
25.	Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP
The following is a summary of the adjustment to net income for the years ended December 31, 2018, 2017 and 2016, and to partners' equity as of December 31, 2018, 2017 and 2016 that would be required if U.S. GAAP had been applied instead of IFRS in the consolidated financial statements:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Loss under U.S. GAAP (i)	(69,068)	(131,243)	(1,198,139)
Items increasing (decreasing) reported net profit:
Impairment loss, note 24(a) and 10(b)		-	(889,499)
Reversal of depreciation of assets impaired under IFRS, note 24(a)	320,424	294,454	101,855
Reversal of depreciation of assets impaired under USGAAP, note 24(a)	(254,006)	(237,906)	-
Elimination of impairment loss recorded under U.S. GAAP, note 24(a)	-	-	933,200
Stripping activity asset, note 24(c)	(18,227)	(6,360)	22,156
Reclamation and mine closure, note 24(d) (i)	20,537	(76,963)	18,979
Asset retirement costs, note 24(d) (i)	(89,280)	(35,911)	3,909
Inventories, note 24(e)	10,217	17,169	(36,076)
Contingencies, note 24(g)	(1,228)	-	-
Debt instrument interest, note 24(h)	(735)	-	-
Recognition of account receivable to tax authority	-	2,405	-
Others	(151)	(1,100)	(137)

Loss under IFRS	(81,517)	(175,455)	(1,043,752)

	2018	2017 (i)	2016 (i)
	US$(000)	US$(000)	US$(000)

Partners' equity under U.S. GAAP (i)	1,661,800	1,683,047	1,865,446
Items increasing (decreasing) reported Partners' equity:
Impairment loss, note 24(a)	(2,469,188)	(2,469,188)	(2,469,188)
Elimination of impairment loss recorded under U.S. GAAP, note 24(a)	933,200	933,200	933,200
Reversal of depreciation of assets impaired under U.S. GAAP note 24(a)	(491,912)	(237,906)	-
Reversal of depreciation of assets impaired under IFRS, note 24(a)	994,684	674,260	379,806
Stripping activity asset, note 24(c)	15,773	34,000	41,069
Asset retirement cost, note 24(d) (i)	1,026	84,671	152,037
Reclamation and mine closure, note 24(d) (i)	(12,323)	(27,225)	18,283
Inventories, note 24(e)	(2,903)	(13,120)	(30,289)
Deb instruments, note 24(h)	(42,430)	-	-
Contingencies, note 24(g)	(1,228)	-	-
Others	(2,776)	(2,624)	(4,639)

Partners' equity under IFRS	583,723	659,115	885,725

(i)
Amounts previously reported by Newmont Mining corporation for the period ended December 31, 2017, 2016 and 2015 were revised during 2018 as a results of an error discovered concerning prior period amounts.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of reconciliation between net income and partners equity determined under IFRS and U.S. GAAP [Text Block]
25.	Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2018, 2017 and 2016 and to shareholders' equity as of December 31, 2018, 2017 and 2016 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Net profit under IFRS	119,710	349,881	340,907

Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization	(64,452)	(77,361)	36,252
Inventories valuation	(29,515)	(28,804)	(19,242)
Asset retirement obligation	1,351	862	1,422
Deferred workers´ profit sharing	(7,079)	32,349	(19,007)
Deferred income tax	33,291	24,529	5,013
Other	(26)	(25)	116

Net income under U.S. GAAP	53,280	301,431	345,461

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS	5,108,872	5,189,162	4,839,281
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization	(204,887)	(140,435)	(63,074)
Inventories valuation	(108,259)	(78,744)	(49,940)
Asset retirement obligation	1,773	422	(440)
Deferred workers´ profit sharing	(1,863)	5,216	(27,133)
Deferred income tax	101,548	68,257	43,728
Other	(334)	(308)	(283)

Shareholders’ equity under U.S. GAAP	4,896,850	5,043,570	4,742,139